International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses:
Interest expense (Debentures)	$ 6,722	$ 7,762	$ 8,123
Credit loss expense	15,092	31,802	34,576
Income before federal income taxes and equity in undistributed net income of subsidiaries	520,362	508,720	523,512
Income tax benefit	108,069	99,553	111,744
Net income	412,293	409,167	411,768
Parent Company | Reportable legal entities
Income:
Dividends from subsidiaries	167,100	130,000	179,000
Interest income on notes receivable	6,951	7,602	5,769
Loss on other investments	(4,386)	(3,356)	(6,150)
Other	413	1,059	4
Total income	170,078	135,305	178,623
Expenses:
Interest expense (Debentures)	6,722	7,762	8,122
Credit loss expense		625	500
Other	5,413	6,252	252
Total expenses	12,135	14,639	8,874
Income before federal income taxes and equity in undistributed net income of subsidiaries	157,943	120,666	169,749
Income tax benefit	(584)	(833)	(1,365)
Income before equity in undistributed net income of subsidiaries	158,527	121,499	171,114
Equity in undistributed net income of subsidiaries	253,766	287,668	240,654
Net income	$ 412,293	$ 409,167	$ 411,768